Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, authorized (in Shares)		2,000,000	2,000,000
Preferred shares, issued (in Shares)
Preferred shares, outstanding (in Shares)
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.15	$ 0.15
Ordinary shares, authorized (in Shares)	[1]	3,333,333	3,333,333
Ordinary shares, issued (in Shares)	[1]	1,845,453	1,562,083
Ordinary shares, outstanding (in Shares)	[1]	1,845,453	1,562,083
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[2]	$ 0.001	$ 0.001
Ordinary shares, authorized (in Shares)	[2]	500,000	500,000
Ordinary shares, issued (in Shares)	[2]	500,000	500,000
Ordinary shares, outstanding (in Shares)	[2]	500,000	500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).
[2]	Less than 1,000.